LORD ABBETT CORPORATE OPPORTUNITIES FUND
30 Hudson Street
Jersey City, New Jersey 07302-4804

February 25, 2025

VIA EDGAR

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549-4720

Re: Lord Abbett Corporate Opportunities Fund (the “Registrant”)
1933 Act File No. 333-264466
1940 Act File No. 811-23655

Dear Sir or Madam:

Pursuant to Rule 486(a) under the Securities Act of 1933, as amended, transmitted herewith on behalf of the Fund, a closed-end management investment company, for filing via EDGAR is Post-Effective Amendment No. 3 (“PEA 3”) to the registration statement (the “Registration Statement”). This filing is being made for the purpose of (i) updating the Fund’s name and 80% investment policy and principal strategies and risks in accordance with the supplement filed on December 20, 2024; and (iii) making certain non-material changes to the Registration Statement.

If you have any questions relating to this filing, please do not hesitate to contact me at (201) 827-2279.

Sincerely, /s/Brooke A. Fapohunda Brooke A. Fapohunda Vice President, Secretary, and Chief Legal Officer Lord Abbett Funds